Benefit plans	12 Months Ended
Dec. 31, 2013
Benefit plans
Note 14.	Benefit plans

Artisan has a 401(k) plan for its employees, under which it provides a matching contribution on employees’ pre-tax contributions. Expenses related to Artisan’s match for the years ended December 31, 2013, 2012, and 2011 were $4.4 million, $3.8 million and $3.4 million, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations.

Artisan has an Equity Incentive Plan, which enables eligible employees to participate in Artisan’s financial growth and success. Designated employees receive an annual award of units that vest on the third anniversary of the award date. The appreciation of the units, if any, is based upon a stated formula and paid to vested participants after vesting. Expenses related to this plan for the years ended December 31, 2013, 2012, and 2011 were $1.5 million, $0.6 million and $0.6 million, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations. The accrual at December 31, 2013 and 2012 for this plan was $1.8 million and $1.2 million, respectively.